Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $10,444,000.00.
Narrative - Max Aggregate Offering Price	$ 10,444,000.00